FAIR VALUE (Details 1) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at the beginning of the period	$ 9,282,000	$ 3,080,000	$ 5,491,073
Purchase		5,000,000
Changes in fair value	1,265,852	1,202,000	297,120
Disposal			(2,742,876)
Foreign exchange difference	(24,852)		34,683
Balance at the end of the period	$ 10,523,000	$ 9,282,000	$ 3,080,000